Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	₩ 1,326,230	₩ 2,635,426	₩ 4,047,491
Income tax expense computed at statutory rate	303,124	685,381	1,101,240
Adjustments:
Tax credits	(22,122)	(82,233)	(133,727)
Additional income tax expense for prior years (Refund of tax for prior years)	(77,482)	152,656	22,929
Investment in subsidiaries, associates and joint ventures	107,197	146,498	(413,349)
Tax effects due to permanent differences	(3,801)	(3,011)	19,350
Carryforward of unused tax losses	(19,545)	(126,110)	(3,167)
Effect of tax rate change	7,368	4,998	(180,533)
Others	26,215	11,188	48,791
Adjustments	17,830	103,986	(639,706)
Income tax expense	₩ 320,954	₩ 789,367	₩ 461,534
Effective tax rate	24.20%	29.95%	11.40%